Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 455,275.4	$ 5,539.3	₨ 373,053.3
Securities sold under repurchase agreements, amount outstanding	₨ 0.0	$ 0.0	₨ 151,844.9
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days
Securities sold under repurchase agreements, maturity (days)	14 days